UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09373
Oppenheimer Senior Floating Rate Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 1/31/2012

Item 1. Reports to Stockholders.

January 31, 2012

Oppenheimer

Senior Floating Rate Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Top Ten Corporate Loan Industries

Media	14.4%
Commercial Services & Supplies	8.7
Hotels, Restaurants & Leisure	7.9
Health Care Providers & Services	5.2
Chemicals	4.6
Electrical Equipment	4.5
Aerospace & Defense	3.9
Health Care Equipment & Supplies	3.7
Electric Utilities	2.7
Machinery	2.2
Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2012, and are based on net assets.

Credit Rating Breakdown	NRSRO Only Total

AAA	5.8%
BBB	2.0
BB	36.0
B	49.6
CCC	4.6
Unrated	2.0
Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2012 and are subject to change. Except for securities labeled “Unrated,” and except for certain securities issued or guaranteed by a sovereign or supranational entity, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a sovereign entity are assigned a credit rating equal to the highest NRSRO rating assigned to that sovereign entity. U.S. Government “Treasury” and “Agency” securities are included in the AAA category. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
7 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings or industry sectors does not constitute a recommendation by OppenheimerFunds, Inc.
Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested. Shares of the Fund will fluctuate and the Fund is not a money market fund.
Class A shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 3% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.50% asset-based sales charge (the Board of Trustees can increase the fee to 0.75%).
Class C shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class C shares include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.50% asset-based sales charge (the Board of Trustees can increase the fee to 0.75%).
Class Y shares of the Fund were first publicly offered on 11/28/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
8 | OPPENHEIMER SENIOR FLOATING RATE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9 | OPPENHEIMER SENIOR FLOATING RATE FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	August 1, 2011	January 31, 2012	January 31, 2012

Class A	$1,000.00	$1,009.70	$5.88
Class B	1,000.00	1,005.20	9.16
Class C	1,000.00	1,006.20	8.20
Class Y	1,000.00	1,011.00	4.56

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,019.30	5.90
Class B	1,000.00	1,016.04	9.21
Class C	1,000.00	1,016.99	8.25
Class Y	1,000.00	1,020.61	4.58
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended January 31, 2012 are as follows:

Class	Expense Ratios

Class A	1.16%
Class B	1.81
Class C	1.62
Class Y	0.90
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
10 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS January 31, 2012 / Unaudited

	Principal
	Amount	Value
Corporate Loans—91.4%
Consumer Discretionary—31.8%
Auto Components—2.2%
Allison Transmission, Inc., Sr. Sec. Credit Facilities Term Loan, 2.79%, 8/7/14 [1]	$31,554,706	$31,274,645
FleetPride Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 12/6/17 [1]	15,000,000	15,112,500
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/18/17 [1]	20,822,637	20,848,666
TI Automotive Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.50%, 7/29/16 [1]	8,888,133	8,932,573
Transtar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/21/16 [1]	23,859,437	23,948,910
UCI International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/26/17 [1]	17,020,784	17,084,612

		117,201,906
Automobiles—0.0%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.333%, 8/3/13 [2]	54,579,048	274,260
Distributors—1.6%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/13/17 [1]	33,451,725	33,437,776
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities Term Loan, 4.50%, 11/21/16 [1]	16,087,500	15,966,844
Rite Aid Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche 5, 4.50%, 3/3/18 [1]	13,273,663	13,041,373
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 4/18/18 [1]	22,207,188	21,971,236

		84,417,229
Diversified Consumer Services—0.5%
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 8/15/14 [1]	8,110,816	7,715,414
ServiceMaster Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.80%-3.03%, 7/24/14 [1]	15,406,646	15,150,835
ServiceMaster Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 2.77%, 7/24/14 [1]	1,337,675	1,315,464

		24,181,713
Hotels, Restaurants & Leisure—7.9%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 4/22/16 [1]	8,727,100	8,493,651
11 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value
Hotels, Restaurants & Leisure Continued
American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/18/18 [1]	$10,151,404	$9,897,619
BLB Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.361%, 11/5/15 [1]	4,085,384	4,098,151
Burger King Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/19/16 [1]	23,985,495	23,959,807
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 3/1/17 [1]	35,968,065	35,945,585
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities Term Loan, 4.526%, 1/28/18 [1]	60,937,939	52,305,044
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.52%, 5/17/13 [1]	2,159,500	2,069,071
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 4.52%, 5/17/13 [1]	2,860,275	2,740,501
DineEquity, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 10/19/17 [1]	16,361,037	16,361,037
Dunkin Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4%, 11/23/17 [1]	29,465,427	29,478,509
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2%-3.218%, 6/30/14 [1,3]	13,912,514	13,182,107
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.218%, 6/30/14 [1,3]	3,720,040	3,524,737
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 3.52%, 12/31/14 [1]	7,000,000	5,670,000
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 11/1/13 [1]	24,499,863	24,535,583
MGM Mirage, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche C, 7%, 2/21/14 [1]	5,055,000	5,066,283
Tranche E, 7%, 2/21/14 [1]	54,790,661	54,885,778
Michael Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 2/25/18 [1]	5,809,556	5,818,027
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 2/17/17 [1]	61,670,000	59,588,638
Six Flags Theme Parks, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/23/18 [1]	32,200,000	32,198,196
Town Sports International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 5/11/18 [1]	21,151,875	21,204,755
Turtle Bay Holding Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 10.225%, 3/1/13 [1,3]	344,556	335,942
Tranche B, 2.603%, 3/1/15 [1,3]	690,556	548,992
U.S. Foodservice, Inc,. Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.77%-2.80%, 7/3/14 [1]	15,000,000	14,309,070

		426,217,083
12 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value
Household Durables—0.7%
SRAM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%-5.671%, 6/7/18 [1]	$15,200,008	$15,291,209
SRAM Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 12/7/18 [1]	3,000,000	3,003,000
Sleep Innovations, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.50%, 3/5/15 [2,3]	3,183,617	3,979,522
Spectrum Brands Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%-6.164%, 6/17/16 [1]	13,481,141	13,523,269

		35,797,000
Leisure Equipment & Products—0.8%
Ameristar Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 4/16/18 [1]	9,565,213	9,615,248
Caesars Entertainment Corp. Sr. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 4/25/17 [1]	36,330,000	35,875,875

		45,491,123
Media—14.4%
Advanstar Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.83%, 6/2/14 [1]	26,203,314	20,438,585
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 10/9/16 [1]	48,450,197	44,029,116
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.90%, 7/15/13 [1,2,3]	21,095,548	12,129,940
Barrington Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 5/30/17 [1]	10,405,946	10,483,991
Bresnan Broadband Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/14/17 [1]	15,067,669	15,048,835
Carmike Cinemas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 1/27/16 [1]	25,237,850	25,385,063
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Incremental Term Loan, 7.50%, 7/3/14 [1]	4,629,350	4,368,949
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Term Loan, 2.52%, 7/3/14 [1]	7,505,202	6,664,889
Charter Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche T2 Add-on, 7.151%, 3/6/14 [1]	371,699	372,402
Cinram International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.529%, 12/31/13 [1,3]	10,775,994	3,125,038
Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 1.275%, 12/31/13 [1,3]	553,044	13,826
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 3.67%, 7/30/14 [1]	20,665,000	18,944,639
Tranche B, 3.92%, 1/29/16 [1]	28,267,105	22,700,407
13 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value
Media Continued
Cumulus Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/22/18 [1]	$14,342,000	$14,381,742
DG FastChannel, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 6/15/18 [1]	18,527,590	18,168,618
Dex Media West LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 7.25%, 10/24/14 [1]	11,366,727	6,545,337
Entercom Radio LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%-7.151%, 11/23/18 [1]	4,960,000	4,973,640
Fox Acquisition Sub LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 7/14/15 [1]	21,959,026	21,908,520
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/7/16 [1]	11,291,022	11,355,946
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan, 3.80%-8.63%, 12/31/14 [1]	23,921,394	23,580,514
Hubbard Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/28/17 [1]	5,970,000	6,007,313
Hubbard Broadcasting, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/30/18 [1]	4,000,000	4,060,000
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/20/16 [1]	17,248,325	17,291,446
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/2/18 [1]	18,609,375	18,673,354
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities Term Loan, 3.296%, 2/1/14 [1]	32,056,576	31,487,572
Kabel Deutschland V&S GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 3.25%, 2/1/19 [1]	6,740,000	6,751,795
Kasima LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 3/31/17 [1]	16,277,000	16,277,000
Knology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/18/17 [1]	12,236,325	12,119,065
Legendary Pictures, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6%, 4/28/17 [1]	14,400,000	14,328,000
Lin Television Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/31/18 [1]	7,655,000	7,712,413
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 5.245%-5.321%, 3/29/13 [1]	33,481,411	31,109,823
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.50%, 10/23/17 [1]	4,925,000	4,829,578
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%, 10/23/17 [1]	14,837,342	14,818,795
Merrill Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 12/24/12 [1]	4,675,006	4,351,649
14 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value
Media Continued
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.911%-13.557%, 11/15/13 [1,3]	$29,746,836	$26,871,298
Mood Media Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 5/6/18 [1]	24,870,013	23,533,249
Newport Television LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.877%, 9/14/16 [1]	23,196,132	23,283,117
Newport Television LLC/High Plains Broadcasting Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan, 8.877%, 9/14/16 [1]	6,199,969	6,223,219
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 6/9/17 [1]	27,578,919	27,027,340
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 10/31/13 [1]	5,000,000	4,856,250
Penton Media, Inc., Sr. Sec. Credit Facilities Exit Term Loan, Tranche B, 4.619%-4.70%, 8/1/14 [1,3]	37,588,980	28,003,790
Playboy Enterprises, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 3/6/17 [1]	11,944,202	11,541,085
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 3/31/16 [1]	34,745,709	33,877,066
Raycom TV Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/26/17 [1]	18,324,147	17,957,664
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3%-4%, 10/28/16 [1]	4,940,000	4,952,570
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 8%, 9/29/14 [1]	1,208,733	1,112,035
Tranche B, 8%, 9/29/14 [1,3]	1,074,430	1,069,058
TWCC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 2/11/17 [1]	4,925,188	4,936,733
Univision Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.52%, 3/31/17 [1]	30,644,927	28,901,997
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Incremental Term Loan, 6.795%-8.63%, 6/30/14 [1]	12,031,670	11,861,217
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.50%-4.685%, 6/30/14 [1]	38,706,571	37,061,542
Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term Loan, Tranche B, 7.50%, 6/19/15 [1]	9,367,320	9,429,772

		776,936,802
Multiline Retail—1.0%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 10/4/18 [1]	17,905,000	18,034,811
Neiman Marcus Group, Inc., Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/16/18 [1]	35,555,000	34,994,511

		53,029,322
15 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value
Specialty Retail—2.1%
Burlington Coat Factory Warehouse Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 2/23/17 [1]	$35,906,250	$35,938,315
Claire’s Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.02%-3.301%, 5/29/14 [1]	12,378,236	11,372,504
Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/19/18 [1]	28,923,913	28,217,117
PETCO Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/24/17 [1]	29,350,507	29,160,960
Sports Authority, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 11/16/17 [1]	3,572,695	3,431,277
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/1/16 [1]	7,191,276	7,168,983

		115,289,156
Textiles, Apparel & Luxury Goods—0.6%
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/22/16 [1]	31,713,202	30,206,825
Consumer Staples—1.9%
Food Products—1.3%
Del Monte Foods Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/8/18 [1]	29,815,025	29,181,456
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 5/25/18 [1]	16,915,000	16,969,974
Pierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 9/30/16 [1]	17,618,830	17,585,794
Pierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 9/29/17 [1]	6,475,000	6,434,531

		70,171,755
Personal Products—0.6%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.863%, 3/5/15 [1,3]	6,624,073	6,292,870
NBTY, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 10/1/17 [1]	9,430,261	9,438,117
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 12/20/18 [1]	8,210,000	8,261,313
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 11/19/17 [1]	9,794,453	9,788,273

		33,780,573
Energy—2.4%
Energy Equipment & Services—2.0%
Bourland & Leverich Supply, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11%, 8/19/15 [1]	7,022,103	7,162,545
Buffalo Gulf Coast Terminals, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 9/2/17 [1]	6,264,300	6,311,282
16 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value
Energy Equipment & Services Continued
CCS Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 11/14/14 [1]	$10,850,000	$10,883,906
CCS, Inc., Sr. Sec. Credit Facilities 1st Lien Term loan, Tranche B, 3.27%, 11/14/14 [1]	18,100,000	17,347,728
Frac Tech International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/6/16 [1]	14,674,006	14,660,902
Hercules Offshore LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 7/11/13 [1]	16,530,054	16,380,821
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 4/20/17 [1]	29,548,422	29,696,164
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche I-A, 6.50%, 4/20/17 [1]	3,915,408	3,934,985
Tranche I-M, 6.50%, 4/20/17 [1]	2,391,554	2,403,512

		108,781,845
Oil, Gas & Consumable Fuels—0.4%
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 3/18/18 [1]	18,099,638	18,110,045
Western Refining, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 3/15/17 [1]	5,040,000	5,086,202

		23,196,247
Financials—3.6%
Capital Markets—1.7%
AGFS Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/10/17 [1]	38,095,000	35,602,939
Fortress Investment Group LLC, Sr. Sec. Credit Facilities Term Loan, 5.75%, 10/7/15 [1]	5,892,121	5,884,755
Nuveen Investments, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.803%-6.079%, 5/13/17 [1]	35,040,288	34,859,620
Nuveen Investments, Inc., Sr. Sec. Credit Facilities Term Loan, 3.303%-3.579%, 11/13/14 [1]	14,687,833	14,445,484

		90,792,798
Diversified Financial Services—0.5%
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7%, 6/30/14 [1]	28,000,000	27,591,676
Insurance—0.8%
ILFC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7%, 3/17/16 [1]	3,807,692	3,837,994
International Lease Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.75%, 3/17/15 [1]	24,892,308	25,080,045
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.52%, 4/3/14 [1]	15,121,155	12,550,559

		41,468,598
17 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value
Real Estate Management & Development—0.6%
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.545%-4.691%, 10/10/16 [1]	$19,160,095	$17,919,479
Realogy Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Delayed Draw, Tranche B, 13.50%, 10/15/17	13,997,000	14,230,288

		32,149,767
Health Care—10.0%
Biotechnology—0.2%
Grifols SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 10/10/16 [1]	14,153,152	14,236,896
Health Care Equipment & Supplies—3.7%
Axcan Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.50%, 2/10/17 [1]	25,269,662	24,985,378
Biomet, Inc., Sr. Sec. Credit Facilities Term Loan, 3.27%-3.574%, 3/25/15 [1]	8,976,563	8,931,554
Capsugel Holdings US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/16/18 [1]	11,162,025	11,263,254
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 2/25/17 [1]	34,382,201	32,498,332
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 12/22/16 [1]	23,794,849	23,699,670
Endo Pharmaceuticals Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 6/17/18 [1]	1,904,313	1,913,835
Golden Gate National Senior Care LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/4/18 [1]	24,981,970	22,577,455
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 4/6/18 [1]	29,236,550	27,689,440
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/3/18 [1]	14,346,588	14,227,037
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 2/9/17 [1]	24,030,663	23,339,781
VWR Funding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.50%, 6/24/14 [1]	3,516,231	3,450,301
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.296%, 10/31/14 [1]	5,800,000	5,655,000

		200,231,037
Health Care Providers & Services—5.2%
Ardent Health Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 9/15/15 [1]	14,343,713	14,397,502
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/14/15 [1]	5,412,490	5,392,193
Aveta, Inc./NAMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/14/15 [1]	5,412,490	5,392,193
18 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value
Health Care Providers & Services Continued
Community Health Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.77%-4.023%, 1/25/17 [1]	$8,742,716	$8,632,068
DaVita, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/20/16 [1]	11,898,037	11,979,836
Emergency Medical Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 5/25/18 [1]	21,296,451	21,286,462
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 8/10/14 [1]	3,883,823	3,728,470
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.75%, 8/17/16 [1]	15,094,170	13,943,239
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 3.829%, 3/31/17 [1]	10,675,729	10,456,279
Tranche B3, 3.829%, 5/1/18 [1]	6,801,239	6,660,113
Healthways, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.079%, 12/1/13 [1]	8,360,000	7,774,800
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 6/1/18 [1]	20,397,500	19,734,581
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 8/26/17 [1]	30,595,939	30,073,268
Pharmaceutical Product Development, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 10/10/18 [1]	28,365,000	28,600,628
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-5.918%, 6/1/18 [1]	40,554,425	39,304,010
Sun Healthcare Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.75%, 10/18/16 [1]	9,107,223	8,082,660
Universal Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 11/15/16 [1]	7,205,558	7,204,059
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 1/29/16 [1]	7,369,730	7,376,643
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 8/4/16 [1]	29,445,522	28,543,753

		278,562,757
Pharmaceuticals—0.9%
PTS Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.52%, 4/10/14 [1]	25,675,100	25,322,068
Warner Chilcott Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.25%, 3/15/18 [1]	10,070,183	10,084,573
Tranche B2, 4.25%, 3/15/18 [1]	5,035,091	5,042,287
Tranche B3 Add-on, 4.25%, 3/15/18 [1]	6,923,251	6,933,144

		47,382,072
19 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value
Industrials—24.1%
Aerospace & Defense—3.9%
AM General LLC, Sr. Sec. Credit Facilities Letter of Credit Term Loan, 3.27%, 9/28/12 [1]	$575,296	$529,272
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.295%, 9/30/13 [1]	20,429,913	18,795,520
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/20/17 [1]	29,626,125	28,941,021
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/7/16 [1]	12,464,481	11,747,773
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/7/16 [1]	31,792,165	31,712,684
Evergreen Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 12.082%, 6/30/15 [1]	31,106,250	27,606,797
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.50%, 3/26/14 [1]	21,453,326	17,041,985
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities Letter of Credit Term Loan, 2.396%, 3/26/14 [1]	1,338,208	1,047,387
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.579%, 3/26/14 [1]	34,241,729	26,800,282
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.25%, 12/30/12 [1]	28,174,601	26,624,998
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 13.50%, 6/28/13 [1]	8,838,686	8,838,686
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan, 2.313%, 2/1/14 [1]	8,200,873	8,016,354

		207,702,759
Building Products—1.1%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 10%, 4/30/16 [1]	19,109,000	16,911,465
Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan, 9.979%, 5/11/13 [1,3]	975,628	806,113
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.231%, 3/21/11 [2]	3,640,440	455,055
Goodman Global, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 10/30/17 [1]	7,015,909	7,075,986
Nortek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%-6.164%, 4/26/17 [1]	34,737,500	34,390,125

		59,638,744
Commercial Services & Supplies—8.7%
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/17/17 [1]	20,235,351	20,138,222
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 6/18/18 [1]	18,812,000	18,424,003
20 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value
Commercial Services & Supplies Continued
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 2/3/17 [1]	$10,421,250	$10,434,277
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 2/2/18 [1]	6,000,000	5,865,000
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/24/18 [1]	28,488,514	28,473,246
Asurion Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 5/24/19 [1]	26,650,000	26,828,555
Bright Horizons LP, Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.27%-6.164%, 5/28/15 [1]	8,165,467	8,145,054
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 3/16/17 [1]	14,490,500	14,343,784
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 3/16/18 [1]	5,240,000	4,978,000
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.271%, 11/9/14 [1]	19,744,898	18,563,738
EVERTEC, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 9/30/16 [1]	15,664,230	15,527,167
Fidelity National Information Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/18/16 [1]	10,025,272	10,096,201
Fifth Third Processing Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.50%, 11/3/16 [1]	10,424,208	10,450,268
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.277%, 3/24/18 [1]	61,215,219	53,894,919
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 3.027%, 9/24/14 [1]	3,395,000	3,222,164
Tranche B-2, 3.027%, 9/24/14 [1]	1,230,630	1,168,329
Tranche B-3, 3.027%, 9/24/14 [1]	659,108	625,741
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 5/26/18 [1]	27,041,690	25,537,496
Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 2/11/18 [1]	24,406,040	24,390,786
KAR Auction Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/19/17 [1]	8,238,600	8,235,099
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/20/16 [1]	17,861,438	17,928,418
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/20/16 [1]	6,740,000	6,676,813
MoneyGram International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/18/17 [1]	8,770,256	8,737,368
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 7/20/13 [1]	1,828,851	1,719,121
NEW Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 3/23/16 [1]	22,928,831	21,065,862
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2%-2.551%, 9/30/14 [1]	37,175,000	33,327,388
21 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value
Commercial Services & Supplies Continued
Sedgwick CMS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 12/31/16 [1]	$19,545,273	$19,447,547
TransUnion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/10/18 [1]	7,483,450	7,511,513
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.081%, 8/21/15 [1]	16,762,228	14,189,226
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.029%, 2/21/15 [1]	9,684,443	9,048,901
Waste Industries USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/17/17 [1]	9,108,625	9,108,625
West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.52%-4.779%, 7/15/16 [1]	7,791,831	7,817,155

		465,919,986
Construction & Engineering—0.1%
Custom Building Products, Sr. Sec. Credit Facilities Term Loan, 5.75%, 3/19/15 [1]	3,111,864	3,115,754
Electrical Equipment—4.5%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/8/16 [1]	18,612,028	18,356,113
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 6/8/17 [1]	2,255,000	2,223,994
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 4/27/17 [1]	40,203,100	39,583,289
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/27/17 [1]	1,910,000	1,840,763
BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/19/16 [1]	21,537,295	20,931,558
CCC Information Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/11/15 [1]	22,275,000	22,352,963
Eagle Parent, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/16/18 [1]	25,526,725	25,175,733
Freescale Semiconductor Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.545%, 12/1/16 [1]	44,867,523	44,014,232
Genesys Telecommunications, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 1/6/19 [1]	7,250,000	7,261,332
NDS Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 3/12/18 [1]	12,654,375	12,606,769
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%-8.361%, 10/6/17 [1]	13,000,000	13,048,750
Trizetto Group Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/2/18 [1]	35,460,566	35,283,263

		242,678,759
22 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value
Industrial Conglomerates—1.2%
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%-5.656%, 3/7/17[1]	$10,892,643	$10,851,796
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan, 10.849%, 8/26/13 [1]	24,621,276	24,128,851
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/9/17 [1]	16,088,425	16,058,259
Terex Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche 2, 5.50%, 4/28/17 [1]	15,542,044	15,655,377

		66,694,283
Machinery—2.2%
BOC Edwards Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/31/16 [1]	38,521,198	37,149,381
Colfax Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/12/18 [1]	10,110,000	10,160,550
Edwards Cayman Islands II Ltd., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/31/16 [1]	2,992,443	2,882,136
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/13/17 [1]	11,549,450	11,525,393
Pinafore LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/29/16 [1]	14,802,273	14,814,219
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.78%, 7/31/14 [1]	38,981,668	36,974,112
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.78%, 7/31/14 [1]	5,294,776	5,022,095

		118,527,886
Marine—0.2%
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/21/17 [1]	12,967,500	13,008,023
Road & Rail—1.1%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 12/21/16 [1]	40,117,398	40,393,204
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 7%, 10/12/14 [1]	20,230,917	19,775,721

		60,168,925
Trading Companies & Distributors—1.1%
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 6/5/16 [1]	17,142,482	17,078,198
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 9/1/16 [1]	8,040,000	7,994,775
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 6/30/16 [1]	25,025,000	25,098,198
Walter Investment Management Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 9/28/16 [1]	7,000,000	7,128,331

		57,299,502
23 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value
Information Technology—3.2%
Computers & Peripherals—1.0%
CDW Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 7/15/17[1]	$57,785,581	$56,437,270
Electronic Equipment & Instruments—0.2%
Aeroflex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 5/9/18[1]	10,901,060	10,614,908
Internet Software & Services—0.6%
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.006%, 10/26/17[1]	28,895,991	27,745,324
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.256%, 10/24/14[1]	6,432,359	6,244,502

		33,989,826
IT Services—1.1%
Sophia LP, Sr. Sec Credit Facilities 1st Lien Term Loan, 6.25%, 6/5/18[1]	7,280,000	7,341,429
Vertafore, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, 5.25%, 7/29/16[1]	52,370,190	51,846,488

		59,187,917
Semiconductors & Semiconductor Equipment—0.2%
NXP BV/NXP Funding LLC, Sr. Sec Credit Facilities 1st Lien Term Loan, 5.50%, 3/4/17[1]	8,746,080	8,669,552
Software—0.1%
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 11/3/16[1]	4,432,025	4,429,255
Materials—9.1%
Chemicals—4.6%
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.50%, 8/29/16[1]	5,644,000	5,700,440
Cristal Inorganic Chemicals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.329%, 11/15/14[1]	28,400,000	28,417,750
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche C1-B, 4.063%, 5/5/15[1]	2,617,070	2,584,522
Tranche C2-B, 4.375%, 5/5/15[1]	1,106,482	1,092,721
Tranche C4-B, 4.188%, 5/5/15[1]	5,061,678	4,970,568
Tranche C5-B, 4.375%, 5/5/15[1]	3,719,149	3,648,485
Houghton International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 1/29/16[1]	10,993,468	11,034,693
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 7.501%, 12/16/13[1]	3,090,422	3,204,381
Tranche C2, 8.001%, 12/16/14[1]	3,241,646	3,361,181
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 9/10/15[1]	6,189,500	6,127,605
Momentive Performance Materials, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.813%, 5/5/15[1]	8,402,857	8,245,303
24 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value
Chemicals Continued
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 9/8/17[1]	$12,400,031	$12,260,530
Norit NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 7/8/17[1]	4,955,561	4,986,534
Nusil Technology LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/7/17[1]	13,677,966	13,626,674
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.52%, 7/30/14[1]	8,520,582	8,252,984
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.77%, 7/30/15[1]	30,610,642	28,716,608
PolyOne Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 11/30/17[1]	2,750,000	2,763,406
Potters Holdings II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 5/6/17[1]	13,124,050	13,102,172
Potters Holdings II LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 11/6/17[1]	7,715,000	7,721,427
Styron Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 8/2/17[1]	29,800,837	27,267,766
Taminco Group NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 12/16/18[1]	3,420,000	3,433,536
Tronox Worldwide LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Tranche B, 7.131%, 10/21/15[1]	3,960,000	3,970,724
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/30/17[1]	41,376,813	40,973,389

		245,463,399
Construction Materials—1.1%
CPG International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 2/18/17[1]	21,779,975	20,255,377
Capital Auto LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 3/11/17[1]	13,029,375	12,980,515
Henry Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 12/22/16[1]	9,900,000	9,974,250
Realogy Corp., Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.441%, 10/10/13[1]	15,640,331	15,430,172
Realogy Corp., Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.295%, 10/10/13[1]	1,664,472	1,642,106

		60,282,420
Containers & Packaging—2.2%
Anchor Glass Container Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 9/2/16[1]	8,000,000	8,020,000
Berry Plastics Group, Inc., Sr. Sec. Credit Facilities Term Loan, 2.29%, 4/3/15[1]	7,200,000	7,017,754
Consolidated Container Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.75%, 9/28/14[1]	16,000,000	14,266,672
Exopack LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 5/31/17[1]	34,825,000	34,607,344
Hilex Poly Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11.25%, 11/19/15[1]	8,397,000	8,522,955
25 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value
Containers & Packaging Continued
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.50%, 2/9/18[1]	$3,195,073	$3,212,049
Tranche E, 6.50%, 2/9/18[1]	24,681,003	24,812,132
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 6.50%, 8/9/18[1]	4,933,974	4,960,189
Xerium Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/26/17[1]	12,414,088	12,305,465

		117,724,560
Metals & Mining—0.8%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.408%, 12/19/13[2]	1,890,661	189
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/15/17[1]	27,550,000	27,687,750
Novelis, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 3/10/17[1]	4,488,750	4,483,700
Novelis, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 3/10/17[1]	10,644,770	10,632,795

		42,804,434
Paper & Forest Products—0.4%
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9%-9.123%, 11/19/16[1]	22,269,238	21,768,180
Telecommunication Services—2.6%
Diversified Telecommunication Services—1.4%
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 2.52%-2.829%, 6/2/14[1]	24,539,753	23,171,662
Level 3 Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.656%, 9/1/18[1]	9,000,000	8,973,747
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.75%, 9/1/18[1]	15,000,000	14,956,245
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]	27,437,296	25,996,838

		73,098,492
Wireless Telecommunication Services—1.2%
Crown Castle Operating Co., Sr. Sec. Credit facilities 1st Lien Term Loan, Tranche B, 3%, 1/10/19[1]	18,125,000	18,146,098
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 11/11/17[1]	16,770,000	16,602,300
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.063%, 3/19/18[1]	30,598,516	30,432,763

		65,181,161
26 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value
Utilities—2.7%
Electric Utilities—2.7%
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 7.50%, 6/24/14 [1]	$5,526,680	$5,581,946
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.92%, 10/19/15 [1,3]	6,877,035	4,103,300
Equipower Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 1/26/18 [1]	4,818,279	4,565,320
GenOn Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/20/17 [1]	43,471,223	43,090,633
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 7/28/17 [1]	17,626,425	17,406,095
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 7/28/18 [1]	3,730,000	3,552,825
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.709%, 2/22/15 [1,3]	22,418,209	16,346,618
Texas Competitive Electric Holdings Co. LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.795%, 10/10/17 [1]	54,263,894	33,694,514
Texas Competitive Electric Holdings Co. LLC, Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.795%, 10/10/14 [1]	22,319,397	15,322,266

		143,663,517

Total Corporate Loans (Cost $5,019,338,500)		4,915,457,952
Corporate Bonds and Notes—1.1%
Aleris International, Inc., 6% Bonds, 7/1/20	98,792	98,792
Berry Plastics Corp., 5.322% Sr. Sec. Nts., 2/15/15 [1]	4,590,000	4,624,425
Berry Plastics Holding Corp., 4.421% Sr. Sec. Nts., 9/15/14 [1]	19,201,000	18,288,953
Lyondell Chemical Co.:
8% Sr. Sec. Nts., 11/1/17	4,534,000	5,078,080
11% Sr. Sec. Nts., 5/1/18	3,236,717	3,560,389
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18	6,600,000	6,435,000
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.179% Sr. Sec. Nts., Series B, 8/1/14 [1]	12,177,500	8,158,925
8.75% Sr. Sec. Nts., 2/1/19	20,000,000	11,200,000

Total Corporate Bonds and Notes (Cost $69,191,348)		57,444,564

	Shares
Preferred Stocks—0.0%
Alpha Media Group, Inc., Preferred[4,5] (Cost $0)	1,145	—
Common Stocks—0.5%
Aleris Corp.[6]	114,329	5,430,628
Alpha Media Group, Inc.[4,5]	8,587	—
BLB Management Services, Inc. [5]	165,551	1,365,796
27 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Common Stocks Continued
Champion Opco LLC[5]	183,994	$88,317
Cinram International Income Fund[5]	17,849,008	534,028
Eningen Realty, Inc.[5]	1,642	7,184
Levlad LLC[5]	40,755	458,488
Metro-Goldwyn-Mayer Studios, Inc.[5]	221,833	5,379,450
Sleep Innovations, Inc., Cl. 2 [5]	28,602	—
Sleep Innovations, Inc., Cl. 4 [5]	4,275	—
Turtle Bay Holding Co. LLC[5]	324,258	316,151
Young Broadcasting, Inc., Cl. A [4,5]	5,231	15,693,000

Total Common Stocks (Cost $27,495,115)		29,273,042

	Units
Rights, Warrants and Certificates—1.1%
BLB Management Services, Inc. Rts., Strike Price $0.001, 12/31/17 [5]	8,000	140,000
Champion Opco LLC Wts., Strike Price $0.000001, Exp. 1/27/20 [5]	67,016	—
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp. 12/18/16 [5]	35,695	28,556,000
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24 [4,5]	9,588	28,764,000

Total Rights, Warrants and Certificates (Cost $36,848,999)		57,460,000

	Shares
Investment Company—5.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.23%[4,7] (Cost $ 311,721,368)	311,721,368	311,721,368
Total Investments, at Value (Cost $ 5,464,595,330)	99.9%	5,371,356,926
Other Assets Net of Liabilities	0.1	7,643,333

Net Assets	100.0%	$5,379,000,259

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

3.	Interest or dividend is paid-in-kind, when applicable.

4.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:
28 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Shares/Units/			Shares/Units/
	Principal	Gross	Gross	Principal
	July 29, 2011[a]	Additions	Reductions	January 31, 2012

Alpha Media Group, Inc.	8,587	—	—	8,587
Alpha Media Group, Inc., Preferred	1,145	—	—	1,145
Alpha Media Group, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 6.90%, 7/15/13	19,865,287	1,230,261	—	21,095,548
Oppenheimer Institutional Money Market Fund, Cl. E	485,234,668	835,086,700	1,008,600,000	311,721,368
Young Broadcasting, Inc., Cl. A	5,231	—	—	5,231
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8%, 6/30/15	8,891,486	—	8,891,486	—
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24	9,588	—	—	9,588

				Realized
	Value	Income		Gain

Alpha Media Group, Inc.	$—	$—		$—
Alpha Media Group, Inc., Preferred	—	—		—
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.90%, 7/15/13	12,129,940	718,989	[b]	—
Oppenheimer Institutional Money Market Fund, Cl. E	311,721,368	277,009		—
Young Broadcasting, Inc., Cl. A	15,693,000	—		—
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8%, 6/30/15	—	266,745		36,057
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24	28,764,000	—		—

	$368,308,308	$1,262,743		$36,057

a.	July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

b.	All or portion of the transactions were the result of non-cash interest or dividends.

5.	Non-income producing security.

6.	Restricted security. The aggregate value of restricted securities as of January 31, 2012 was $5,430,628, which represents 0.10% of the Fund’s net assets. See Note 5 of the accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Appreciation

Aleris Corp.	4/23/10	$5,305,725	$5,430,628	$124,903

7.	Rate shown is the 7-day yield as of January 31, 2012.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
29 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2012 based on valuation input level:

			Level 3 —
	Level 1 —	Level 2 —	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$4,915,457,763	$189	$4,915,457,952
Corporate Bonds and Notes	—	57,345,772	98,792	57,444,564
Preferred Stocks	—	—	—	—
Common Stocks	534,028	12,950,513	15,788,501	29,273,042
Rights, Warrants and Certificates	—	28,696,000	28,764,000	57,460,000
Investment Company	311,721,368	—	—	311,721,368

Total Assets	$312,255,396	$5,014,450,048	$44,651,482	$5,371,356,926

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in	Accretion/
			unrealized	(amortization)		Value as of
	Value as of	Realized	appreciation/	of premium/		January 31,
	July 29, 2011[a]	gain (loss)	depreciation	discount[b]	Sales	2012

Assets Table
Investments, at Value:
Corporate Loans	$189	$—	$—	$—	$—	$189
Corporate Bonds and Notes	3,230,732	(12,383,806)	12,376,545	(492)	(3,124,187)	98,792
Common Stocks	15,175,198	14,996	613,303	—	(14,996)	15,788,501
Rights, Warrants and Certificates	26,846,400	—	1,917,600	—	—	28,764,000

Total Assets	$45,252,519	$(12,368,810)	$14,907,448	$(492)	$(3,139,183)	$44,651,482

a. July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
b. Included in net investment income.
The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to level 3 investments still held at January 31, 2012 includes:

Change in unrealized
appreciation/depreciation

Corporate Bonds and Notes	$492
Common Stocks	628,534
Rights,Warrants and Certificates	1,917,600

Total	$2,546,626

See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2012

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $5,109,761,539)	$5,003,048,618
Affiliated companies (cost 354,833,791)	368,308,308

5,371,356,926
Cash	79,640,406
Receivables and other assets:
Investments sold	74,327,120
Shares of beneficial interest sold	25,768,441
Interest, dividends and principal paydowns	23,816,694
Other	662,002

Total assets	5,575,571,589

Liabilities
Payables and other liabilities:
Investments purchased	133,892,560
Shares of beneficial interest redeemed	54,774,460
Dividends	5,393,797
Distribution and service plan fees	858,487
Transfer and shareholder servicing agent fees	478,854
Shareholder communications	311,407
Trustees’ compensation	35,642
Other	826,123

Total liabilities	196,571,330

Net Assets	$5,379,000,259

Composition of Net Assets
Par value of shares of beneficial interest	$657,260
Additional paid-in capital	6,028,077,954
Accumulated net investment loss	(9,391,906)
Accumulated net realized loss on investments	(547,104,645)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(93,238,404)

Net Assets	$5,379,000,259

31 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,461,952,994 and 300,786,857 shares of beneficial interest outstanding)	$8.19
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$8.49
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $95,595,816 and 11,674,090 shares of beneficial interest outstanding)	$8.19
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,730,559,113 and 211,191,639 shares of beneficial interest outstanding)	$8.19
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,090,892,336 and 133,607,174 shares of beneficial interest outstanding)	$8.17
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2012
Investment Income
Interest:
Unaffiliated companies	$176,571,805
Affiliated companies	985,734
Dividends:
Unaffiliated companies	365,853
Affiliated companies	277,009
Other income	310,745

Total investment income	178,511,146

Expenses
Management fees	16,764,610
Distribution and service plan fees:
Class A	3,204,900
Class B	361,371
Class C	6,472,375
Transfer and shareholder servicing agent fees:
Class A	1,834,185
Class B	127,747
Class C	844,639
Class Y	747,528
Shareholder communications:
Class A	64,198
Class B	15,035
Class C	86,422
Class Y	4,416
Borrowing fees	3,014,116
Custodian fees and expenses	635,343
Trustees’ compensation	41,601
Interest expense on borrowings	3,311
Administration service fees	750
Other	405,209

Total expenses	34,627,756
Less waivers and reimbursements of expenses	(154,738)

Net expenses	34,473,018

Net Investment Income	144,038,128
33 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from:
Unaffiliated companies	$(69,176,584)
Affiliated companies	36,057

Net realized loss	(69,140,527)
Net change in unrealized appreciation/depreciation on:
Investments	(67,322,832)
Translation of assets and liabilities denominated in foreign currencies	(6,463)

Net change in unrealized appreciation/depreciation	(67,329,295)
Net Increase in Net Assets Resulting from Operations	$7,568,306

See accompanying Notes to Financial Statements.
34 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2012	July 29,
	(Unaudited)	2011 [1]

Operations
Net investment income	$144,038,128	$225,948,661
Net realized loss	(69,140,527)	(4,333,334)
Net change in unrealized appreciation/depreciation	(67,329,295)	50,036,548

Net increase in net assets resulting from operations	7,568,306	271,651,875

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(67,865,700)	(107,906,079)
Class B	(2,234,149)	(4,716,992)
Class C	(41,652,044)	(66,868,108)
Class Y	(29,489,580)	(30,943,748)

	(141,241,473)	(210,434,927)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(596,130,840)	2,256,539,923
Class B	(9,450,476)	16,497,671
Class C	(110,213,478)	1,016,585,016
Class Y	(171,722,662)	1,250,082,754

	(887,517,456)	4,539,705,364

Net Assets
Total increase (decrease)	(1,021,190,623)	4,600,922,312
Beginning of period	6,400,190,882	1,799,268,570

End of period (including accumulated net investment loss of $9,391,906 and $12,188,561, respectively)	$5,379,000,259	$6,400,190,882

1.	July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
35 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,		Year Ended July 31,
Class A	(Unaudited)	2011 [1]	2010 [1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.33	$8.04	$7.18	$8.27	$9.11	$9.54

Income (loss) from investment operations:
Net investment income[2]	.22	.49	.50	.48	.62	.69
Net realized and unrealized gain (loss)	(.15)	.27	.82	(.99)	(.85)	(.42)

Total from investment operations	.07	.76	1.32	(.51)	(.23)	.27

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.21)	(.47)	(.46)	(.58)	(.61)	(.70)

Net asset value, end of period	$8.19	$8.33	$8.04	$7.18	$8.27	$9.11

Total Return, at Net Asset Value[3]	0.97%	9.65%	18.64%	(4.89)%	(2.68)%	2.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,461,953	$3,125,845	$838,425	$575,490	$855,905	$1,460,069

Average net assets (in thousands)	$2,540,519	$1,961,051	$666,512	$624,278	$1,179,865	$1,687,143

Ratios to average net assets:[4]
Net investment income	5.42%	5.89%	6.47%	7.15%	7.11%	7.26%
Expenses excluding interest and fees from borrowings	1.06%	1.01%	1.14%	1.12%	1.02%	0.99%
Interest and fees from borrowings	0.11%	0.06%	0.29%	0.68%	0.14%	0.08%

Total expenses[5]	1.17%	1.07%	1.43%	1.80%	1.16%	1.07%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.16%	1.06%	1.42%	1.75%	1.05%	0.97%

Portfolio turnover rate	15%	52%	67%	51%	50%	105%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2012	1.18%
Year Ended July 29, 2011	1.08%
Year Ended July 30, 2010	1.44%
Year Ended July 31, 2009	1.81%
Year Ended July 31, 2008	1.17%
Year Ended July 31, 2007	1.07%
See accompanying Notes to Financial Statements.
36 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,		Year Ended July 31,
Class B	(Unaudited)	2011 [1]	2010 [1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.34	$8.05	$7.18	$8.27	$9.12	$9.54

Income (loss) from investment operations:
Net investment income[2]	.19	.44	.46	.44	.57	.64
Net realized and unrealized gain (loss)	(.15)	.27	.82	(.99)	(.87)	(.42)

Total from investment operations	.04	.71	1.28	(.55)	(.30)	.22

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	(.42)	(.41)	(.54)	(.55)	(.64)

Net asset value, end of period	$8.19	$8.34	$8.05	$7.18	$8.27	$9.12

Total Return, at Net Asset Value[3]	0.52%	8.92%	18.04%	(5.49)%	(3.37)%	2.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$95,596	$107,129	$87,676	$98,997	$149,858	$247,726

Average net assets (in thousands)	$95,562	$94,654	$96,622	$106,162	$201,066	$295,655

Ratios to average net assets:[4]
Net investment income	4.75%	5.34%	5.86%	6.53%	6.48%	6.71%
Expenses excluding interest and fees from borrowings	1.71%	1.70%	1.80%	1.76%	1.62%	1.57%
Interest and fees from borrowings	0.11%	0.06%	0.29%	0.68%	0.14%	0.08%

Total expenses[5]	1.82%	1.76%	2.09%	2.44%	1.76%	1.65%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.81%	1.75%	2.08%	2.39%	1.65%	1.55%

Portfolio turnover rate	15%	52%	67%	51%	50%	105%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2012	1.83%
Year Ended July 29, 2011	1.77%
Year Ended July 30, 2010	2.10%
Year Ended July 31, 2009	2.45%
Year Ended July 31, 2008	1.77%
Year Ended July 31, 2007	1.65%
See accompanying Notes to Financial Statements.
37 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,		Year Ended July 31,
Class C	(Unaudited)	2011 [1]	2010 [1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.34	$8.05	$7.19	$8.27	$9.12	$9.55

Income (loss) from investment operations:
Net investment income[2]	0.20	.45	.47	.45	.58	.64
Net realized and unrealized gain (loss)	(.15)	.27	.81	(.98)	(.87)	(.42)

Total from investment operations	.05	.72	1.28	(.53)	(.29)	.22

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	(.43)	(.42)	(.55)	(.56)	(.65)

Net asset value, end of period	$8.19	$8.34	$8.05	$7.19	$8.27	$9.12

Total Return, at Net Asset Value[3]	0.62%	9.10%	18.06%	(5.22)%	(3.28)%	2.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,730,559	$1,877,203	$831,166	$670,264	$976,602	$1,672,484

Average net assets (in thousands)	$1,711,892	$1,320,002	$740,664	$705,289	$1,365,398	$1,843,725

Ratios to average net assets:[4]
Net investment income	4.94%	5.44%	6.01%	6.66%	6.60%	6.76%
Expenses excluding interest and fees from borrowings	1.52%	1.51%	1.62%	1.60%	1.54%	1.50%
Interest and fees from borrowings	0.11%	0.06%	0.29%	0.68%	0.14%	0.08%

Total expenses[5]	1.63%	1.57%	1.91%	2.28%	1.68%	1.58%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.62%	1.56%	1.90%	2.23%	1.57%	1.48%

Portfolio turnover rate	15%	52%	67%	51%	50%	105%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2012	1.64%
Year Ended July 29, 2011	1.58%
Year Ended July 30, 2010	1.92%
Year Ended July 31, 2009	2.29%
Year Ended July 31, 2008	1.69%
Year Ended July 31, 2007	1.58%
See accompanying Notes to Financial Statements.
38 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,		Year Ended July 31,
Class Y	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.31	$8.03	$7.16	$8.25	$9.11	$9.54

Income (loss) from investment operations:
Net investment income[2]	.23	.50	.52	.47	.69	.69
Net realized and unrealized gain (loss)	(.15)	.27	.83	(.96)	(.93)	(.39)

Total from investment operations	.08	.77	1.35	(.49)	(.24)	.30

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.22)	(.49)	(.48)	(.60)	(.62)	(.73)

Net asset value, end of period	$8.17	$8.31	$8.03	$7.16	$8.25	$9.11

Total Return, at Net Asset Value[3]	1.10%	9.81%	19.18%	(4.66)%	(2.78)%	3.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,090,892	$1,290,014	$42,002	$8,507	$5,496	$58,955

Average net assets (in thousands)	$1,053,562	$557,932	$17,679	$7,054	$21,397	$11,372

Ratios to average net assets:[4]
Net investment income	5.67%	6.01%	6.67%	7.34%	7.69%	7.34%
Expenses excluding interest and fees from borrowings	0.80%	0.72%	0.76%	0.94%	0.73%	0.74%
Interest and fees from borrowings	0.11%	0.06%	0.29%	0.68%	0.14%	0.08%

Total expenses[5]	0.91%	0.78%	1.05%	1.62%	0.87%	0.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%	0.77%	1.04%	1.57%	0.76%	0.72%

Portfolio turnover rate	15%	52%	67%	51%	50%	105%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2012	0.92%
Year Ended July 29, 2011	0.79%
Year Ended July 30, 2010	1.06%
Year Ended July 31, 2009	1.63%
Year Ended July 31, 2008	0.88%
Year Ended July 31, 2007	0.82%
See accompanying Notes to Financial Statements.
39 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Senior Floating Rate Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks as high a level of current income as is consistent with investing primarily in senior floating rate loans and other debt securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Previous Annual Periods. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior
40 | OPPENHEIMER SENIOR FLOATING RATE FUND

to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Loans are valued at the mean between the “bid” and “asked” price, as typically obtained from independent pricing services. These prices are determined based upon information obtained from market participants including the average of broker-dealer price quotations. Loans may also be valued based upon price quotations obtained directly from a broker-dealer. Price quotations provided by broker-dealers may be based on reported trade data, to the extent the loan has recently traded.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not
41 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
necessarily an indication of the risks associated with investing in those securities. As of January 31, 2012, the Manager determined the fair value of certain thinly traded warrants, using weekly broker-dealer price quotations. For certain common stock that does not trade, the Manager has determined the fair value of these securities using internal models that utilize quarterly financial statements and manager assumptions using comparable security inputs. For certain common stock that does not trade, the Manager has determined the fair value of these securities at a fifty percent liquidity discount to the expected entitlement amount. For certain corporate bonds that do not trade, the Manager has determined the fair value based on details received and manager assumptions for the value of assets received as a part of a bankruptcy reorganization. Such investments have been classified as Level 3 instruments.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some Senior Loans. As a result, some Senior
42 | OPPENHEIMER SENIOR FLOATING RATE FUND

Loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
     As of January 31, 2012, securities with an aggregate market value of $4,915,457,952, representing 91.38% of the Fund’s net assets were comprised of Senior Loans.
Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of missing an interest payment. Information concerning securities not accruing income as of January 31, 2012 is as follows:

Cost	$25,191,329
Market Value	$4,709,026
Market Value as a % of Net Assets	0.09%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
43 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 29, 2011, the Fund did not utilize any of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring
2014	$4,679,034
2015	6,897,861
2016	50,471,975
2017	186,215,370
2018	203,947,679
2019	29,261,994
No expiration	69,140,527

$550,614,440

Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at July 29, 2011, the Fund had estimated capital loss carryforwards of $481,473,913 expiring in 2019 and $69,140,527 which will not expire. During the six months ended January 31, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
44 | OPPENHEIMER SENIOR FLOATING RATE FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$5,475,754,332

Gross unrealized appreciation	$65,013,262
Gross unrealized depreciation	(169,410,668)

Net unrealized depreciation	$(104,397,406)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection
45 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2012		Year Ended July 29, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	55,730,981	$448,380,087	342,703,331	$2,857,064,664
Dividends and/or distributions reinvested	6,361,460	51,121,172	8,909,385	74,274,126
Redeemed	(136,333,093)	(1,095,632,099)	(80,834,513)	(674,798,867)

Net increase (decrease)	(74,240,652)	$(596,130,840)	270,778,203	$2,256,539,923

Class B
Sold	1,353,610	$10,904,435	7,254,738	$60,432,505
Dividends and/or distributions reinvested	228,921	1,840,303	422,657	3,513,372
Redeemed	(2,755,828)	(22,195,214)	(5,727,075)	(47,448,206)

Net increase (decrease)	(1,173,297)	$(9,450,476)	1,950,320	$16,497,671

Class C
Sold	20,135,726	$162,353,843	142,264,436	$1,187,500,618
Dividends and/or distributions reinvested	3,611,158	29,063,356	4,943,856	41,195,662
Redeemed	(37,520,439)	(301,630,677)	(25,471,260)	(212,111,264)

Net increase (decrease)	(13,773,555)	$(110,213,478)	121,737,032	$1,016,585,016

Class Y
Sold	45,098,618	$362,421,392	170,737,808	$1,423,876,764
Dividends and/or distributions reinvested	2,776,724	22,268,067	2,472,799	20,638,163
Redeemed	(69,414,300)	(556,412,121)	(23,298,310)	(194,432,173)

Net increase (decrease)	(21,538,958)	$(171,722,662)	149,912,297	$1,250,082,754

46 | OPPENHEIMER SENIOR FLOATING RATE FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended January 31, 2012, were as follows:

	Purchases	Sales
Investment securities	$748,188,181	$1,525,414,244
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule Effective January 1, 2012		Fee Schedule Prior to January 1, 2012
Up to $200 million	0.75%	Up to $200 million	0.75%
Next $200 million	0.72	Next $200 million	0.72
Next $200 million	0.69	Next $200 million	0.69
Next $200 million	0.66	Next $200 million	0.66
Next $4.2 billion	0.60	Over $800 million	0.60
Over $5 billion	0.58
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2012, the Fund paid $3,431,457 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
47 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Board of Trustees has currently set that fee at an annual rate of 0.50% of the daily net assets of those classes, but may increase it up to 0.75% in the future. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2011 were as follows:

Class B	$7,872,732
Class C	62,962,621
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred Sales	Deferred Sales	Deferred Sales
	Sales Charges	Charges	Charges	Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2012	$211,236	$119,562	$77,337	$380,116

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended January 31, 2012, the Manager waived fees and/or reimbursed the Fund $154,738 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
48 | OPPENHEIMER SENIOR FLOATING RATE FUND

5. Restricted Securities
As of January 31, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.75 billion, collectively. The Agreement’s terms specifically limit individual borrowings of the Fund to $750 million. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2212% as of January 31, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2012 equal 0.11% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

Average Daily Loan Balance	$4,021,739
Average Daily Interest Rate	0.161%
Fees Paid	$1,549,778
Interest Paid	$3,311
As of January 31, 2012, the Fund had no such borrowings outstanding.
49 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On September 30, 2011, the U.S. District Court for the District of Colorado entered orders and final judgments approving the settlement of certain putative class actions involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or
50 | OPPENHEIMER SENIOR FLOATING RATE FUND

directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
51 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
52 | OPPENHEIMER SENIOR FLOATING RATE FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Joseph Welsh and Margaret Hui, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load loan participation funds. The Board considered that the Fund outperformed its performance universe median during the one-, three-, five-, and ten-year periods.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load loan participation funds with comparable asset levels and distribution features. The Board considered that the Fund’s actual management fees and total expenses were higher than its expense group median. The Board noted that the Fund was converted into an open-end fund in July 2010. The Board considered the Manager’s assertion that, since that time, the Fund has maintained a liquidity facility to help manage significant redemptions, which has contributed to the Fund’s overall expenses.
53 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow. Based on the Board’s evaluation, the Manager agreed to a revised breakpoint schedule that, effective January 1, 2012, declines for additional assets as the Fund’s assets grow: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $4.2 billion, and 0.58% of average annual net assets over $5 billion.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through August 31, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
54 | OPPENHEIMER SENIOR FLOATING RATE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL-OPP (225-5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL-OPP (225-5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
55 | OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Margaret Hui, Vice President
Joseph Welsh, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2012 OppenheimerFunds, Inc. All rights reserved.
56 | OPPENHEIMER SENIOR FLOATING RATE FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
57 | OPPENHEIMER SENIOR FLOATING RATE FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL-OPP (225-5677).
58 | OPPENHEIMER SENIOR FLOATING RATE FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund
By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 3/13/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 3/13/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 3/13/2012